STOCK COMPENSATION PLANS - SCHEDULE OF FAIR VALUE WEIGHTED-AVERAGE ASSUMPTIONS (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yields	2.40%	2.40%	2.10%
Expected volatility	17.20%	16.80%	20.70%
Risk-free interest rates	2.20%	1.50%	1.90%
Expected term in years	6 years 9 months	6 years 9 months	6 years 8 months